Consolidated Statements of Financial Position - CAD ($)	Jun. 30, 2023	Jun. 30, 2022
Current
Cash and cash equivalents	$ 248,416	$ 714,826
Restricted cash	171,405	1,033,650
Harmonized sales tax receivable	0	42,650
Accounts receivable	47,202	81,303
Prepaid expenses and deposits	209,493	385,366
Loan receivable	0	128,860
Inventory	919,481	723,953
Other deposit	52,960	100,220
Total current assets	1,648,957	3,210,828
Property and equipment, net	2,880,863	3,439,705
Right-of-use assets	2,395,049	4,451,385
Intangible assets	3,098,339	5,243,967
Licenses	240,498	405,080
Total assets	10,263,706	16,750,965
Current
Accounts payable and accrued liabilities	4,600,357	3,557,172
Mortgage payable	31,475	824,852
Income taxes payable	132,318	316,017
Contract liability	52,166	50,771
Harmonized sales tax payable	33,623	0
Lease liability	419,529	601,732
Convertible debentures	1,042,763	0
Promissory notes payable	1,569,253	345,442
Total current liabilities	7,881,484	5,695,986
Deferred tax liability	6,300	21,420
Mortgage payable	911,428	0
Contract liability	86,752	134,925
Lease liabilities	2,404,964	4,312,247
Total liabilities	11,290,928	10,164,578
SHAREHO LDERS' EQ UITY (DEFIC IENC Y)
Share capital	30,475,107	30,475,107
Contributed surplus	8,036,990	8,036,990
Equity portion of convertible debentures	0	689,645
Accumulated deficit	(40,294,989)	(33,410,321)
Accumulated other comprehensive income	64,019	70,073
Shareholders' equity (deficiency) attributable to CordovaCann Corp.	(1,718,873)	5,861,494
Non-controlling interests	691,651	724,893
Total equity	(1,027,222)	6,586,387
Total liabilities and shareholders' equity	$ 10,263,706	$ 16,750,965